UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: November 30 (MainStay Cushing MLP Premier Fund, MainStay Cushing Renaissance Advantage Fund and MainStay Cushing Energy Income Fund)

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended February 28, 2018 is filed herewith.

Mainstay Cushing Energy Income Fund

Portfolio of Investments February 28, 2018 (Unaudited)

	Common Stocks 61.1% †	Shares	Value
	Exploration & Production 53.7%
	Canada 9.1%
	Canadian Natural Resources Ltd.	50,000	$1,573,000
♦	Suncor Energy, Inc.	82,000	2,699,440
	France 6.1%
♦	Total S.A.	51,000	2,891,190
	Netherlands 6.0%
♦	Royal Dutch Shell PLC	45,000	2,847,150
	Norway 5.3%
♦	Statoil ASA	109,437	2,476,559
	United Kingdom 6.0%
♦	BP PLC	72,194	2,805,459
	United States 21.2%
	Chevron Corporation	12,000	1,343,040
	Cimarex Energy Company	7,000	672,630
	Concho Resources, Inc. (a)	12,000	1,809,600
	EOG Resources, Inc.	17,356	1,760,245
	Parsley Energy, Inc. (a)	61,149	1,545,847
	Pioneer Natural Resource Company	8,990	1,530,368
	RSP Permian, Inc. (a)	35,000	1,340,850
			25,295,378
	Natural Gas Gatherers & Processors 5.4%
	United States 5.4%
♦	Targa Resources Corporation	56,582	2,526,387

	Oil & Gas Refining & Marketing 2.0%
	United States 2.0%
	WPX Energy, Inc. (a)	66,000	932,580

	Total Common Stocks (Cost $24,186,465)		28,754,345

	Convertible Preferred Stocks 3.5%
	Large Cap Diversified 3.5%
	United States 3.5%
	Kinder Morgan, Inc.	50,000	1,666,000

	Total Convertible Preferred Stocks (Cost $2,382,994)		1,666,000

	MLP Investments and Related Companies 28.2%
	Large Cap Diversified 5.1%
	United States 5.1%
♦	Energy Transfer Partners, L.P.	129,858	2,364,714

	Natural Gas Gatherers & Processors 10.3%
	United States 10.3%
	American Midstream Partners, L.P.	89,000	1,023,500
♦	DCP Midstream Partners, L.P.	58,000	2,078,720
	EnLink Midstream Partners, L.P.	119,000	1,737,400
			4,839,620
	Shipping 11.6%
	Republic of the Marshall Islands 11.6%
♦	GasLog Partners, L.P.	135,000	3,172,500
♦	Golar LNG Partners, L.P.	123,500	2,283,515
			5,456,015
	Upstream 1.2%
	United States 1.2%
	Mid-Con Energy Partners, L.P. (a)(b)(d)	348,837	582,558

	Total MLP Investments and Related Companies (Cost $14,047,978)		13,242,907

	Fixed Income 6.6%	Principal	Value
	Exploration & Production 1.1%
	United States 1.1%
	Bill Barrett Corporation
	7.00%, 10/15/2022	$500,000	502,500
	Oil & Gas Exploration & Production 3.2%
	United States 3.2%
	Sanchez Energy Corporation
	6.13%, 01/15/2023	2,000,000	1,510,000
	Upstream 2.3%
	United States 2.3%
	Legacy Reserves, L.P.
	6.63%, 12/01/2021	1,500,000	1,108,125
	Total Fixed Income (Cost $3,458,208)		3,120,625

	Short-Term Investments - Investment Companies 1.0%	Shares
	United States 1.0%
	Fidelity Government Portfolio Fund - Institutional Class, 1.26% (c)	114,609	114,609
	First American Prime Obligations Fund - Class Z, 1.25% (c)	114,609	114,609
	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.30% (c)	114,610	114,610
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.26% (c)	114,610	114,610

	Total Short-Term Investments - Investment Companies (Cost $458,438)		458,438

	Total Investments (Cost $44,534,083)	100.4%	47,242,315
	Other Assets, Less Liabilities	(0.4)	(182,658)
	Net Assets	100.0%	$47,059,657

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 28, 2018, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended February 28, 2018. As such, it is classified as a non-income producing security as of February 28, 2018.
(b)	Illiquid security - As of February 28, 2018, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $582,558, which represented 1.24% of the Fund's net assets.
(c)	Rate reported is the current yield as of February 28, 2018.
(d)	Fair-value security - represents fair value measured in good faith under procedures approved by the Board of Trustees. As of February 28, 2018, the total market value of these securities was $582,558, which represents 1.24% of the Fund's net assets

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$28,754,345	$–	$–	$28,754,345
Convertible Preferred Stocks	1,666,000	–	–	1,666,000
MLP Investments and Related Companies	12,660,349	582,558	–	13,242,907
Fixed Income	–	3,120,625	–	3,120,625
Short-Term Investments - Investment Companies	458,438	–	–	458,438
Total Investments in Securities	$43,539,132	$3,703,183	$–	$47,242,315

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2018, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing MLP Premier Fund

Portfolio of Investments February 28, 2018 (Unaudited)

	Common Stocks 13.8% †	Shares	Value
	Diversified General Partners 5.8%
	United States 5.8%
♦	ONEOK, Inc.	1,207,876	$68,039,655
	SemGroup Corporation	214,755	4,767,561
			72,807,216
	Large Cap Diversified 2.5%
	United States 2.5%
	Kinder Morgan, Inc.	1,960,000	31,752,000

	Natural Gas Gatherers & Processors 5.5%
	United States 5.5%
♦	Targa Resources Corporation	1,549,975	69,206,384

	Total Common Stocks (Cost $150,156,319)		173,765,600

	MLP Investments and Related Companies 83.0%
	Crude Oil & Refined Products 15.4%
	United States 15.4%
♦	Andeavor Logistics, L.P.	1,086,600	50,505,168
	Blueknight Energy Partners, L.P. (a)	2,161,200	10,806,000
	Enbridge Energy Partners, L.P.	3,180,000	39,781,800
♦	MPLX, L.P. (a)	1,698,126	58,636,291
	Shell Midstream Partners, L.P.	1,453,434	34,955,087
			194,684,346
	General Partners 7.2%
	United States 7.2%
	Crestwood Equity Partners, L.P.	1,545,000	41,328,750
	Energy Transfer Equity, L.P.	3,177,200	49,246,600
			90,575,350
	Large Cap Diversified 27.4%
	United States 27.4%
♦	Energy Transfer Partners, L.P.	6,556,368	119,391,461
♦	Enterprise Products Partners, L.P.	3,034,750	77,143,345
	Magellan Midstream Partners, L.P.	381,615	23,835,673
♦	Plains All American Pipeline, L.P.	2,502,905	52,811,296
♦	Williams Partners, L.P.	2,021,000	73,241,040
			346,422,815
	Natural Gas Gatherers & Processors 18.0%
	United States 18.0%
	American Midstream Partners, L.P.	2,000,000	23,000,000
♦	DCP Midstream Partners, L.P.	1,381,000	49,495,040
	Enable Midstream Partners, L.P.	2,275,000	31,531,500
	EnLink Midstream Partners, L.P.	3,301,700	48,204,820
	Summit Midstream Partners, L.P.	1,130,000	19,040,500
♦	Western Gas Partners, L.P.	1,218,600	56,725,830
			227,997,690
	Natural Gas Transportation & Storage 6.1%
	United States 6.1%
	Boardwalk Pipeline Partners, L.P.	3,525,000	39,726,750
	EQT Midstream Partners, L.P.	460,000	28,299,200
	Spectra Energy Partners, L.P.	239,000	9,390,310
			77,416,260
	Oil & Gas Storage & Transportation 3.1%
	United States 3.1%
	Phillips 66 Partners, L.P.	792,000	38,918,880

	Propane 2.4%
	United States 2.4%
	NGL Energy Partners, L.P.	2,513,652	30,792,237

	Shipping 2.4%
	Republic of the Marshall Islands 2.4%
	Golar LNG Partners, L.P.	1,625,000	30,046,250

	Utilities 1.0%
	United States 1.0%
	NextEra Energy Partners, L.P.	325,000	12,753,000

	Total MLP Investments and Related Companies (Cost $919,152,050)		1,049,606,828

	Preferred Stocks 1.1%
	Crude Oil & Refined Products 1.1%
	United States 1.1%
	Blueknight Energy Partners, L.P. (a)	1,902,541	14,173,931

	Total Preferred Stocks (Cost $13,291,886)		14,173,931

	Short-Term Investments - Investment Companies 2.5%
	United States 2.5%
	Fidelity Government Portfolio Fund - Institutional Class, 1.26% (b)	7,997,330	7,997,330
	First American Prime Obligations Fund - Class Z, 1.25% (b)	7,997,330	7,997,330
	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.30% (b)	7,997,330	7,997,330
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.26% (b)	7,997,331	7,997,331

	Total Short-Term Investments - Investment Companies (Cost $31,989,321)		31,989,321

	Total Investments (Cost $1,114,589,576)	100.4%	1,269,535,680
	Other Assets, Less Liabilities	(0.4)	(5,233,709)
	Net Assets	100.0%	$1,264,301,971

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 28, 2018, excluding short-term investments. May be subject to change daily.
(a)	Illiquid security - As of February 28, 2018, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $24,979,931, which represented 1.98% of the Fund's net assets.
(b)	Rate reported is the current yield as of February 28, 2018.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$173,765,600	$–	$–	$173,765,600
MLP Investments and Related Companies	1,049,606,828	–	–	1,049,606,828
Preferred Stocks	14,173,931	–	–	14,173,931
Short-Term Investments - Investment Companies	31,989,321	–	–	31,989,321
Total Investments in Securities	$1,269,535,680	$–	$–	$1,269,535,680

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2018, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing Renaissance Advantage Fund

Portfolio of Investments February 28, 2018 (Unaudited)

	Common Stocks 93.5% †	Shares	Value
	Chemicals 2.8%
	Bermuda 1.0%
	Axalta Coating Systems Ltd. (a)	40,471	$1,246,507
	United States 1.8%
	Albemarle Corporation	23,456	2,355,686
			3,602,193
	Commercial Service Supplies & Distributors 1.9%
	United States 1.9%
	MRC Global, Inc. (a)	152,301	2,517,536

	Construction & Engineering 2.2%
	United States 2.2%
	Quanta Services, Inc. (a)	83,691	2,882,318

	Diversified General Partners 1.1%
	United States 1.1%
	SemGroup Corporation	64,276	1,426,927

	Exploration & Production 10.4%
	United States 10.4%
	Callon Petroleum Company (a)	228,152	2,411,566
	Centennial Resource Development, Inc. (a)	69,822	1,332,204
	Devon Energy Corporation	41,262	1,265,505
	Extraction Oil & Gas, Inc. (a)	128,346	1,550,420
	Newfield Exploration Company (a)	78,705	1,836,188
	Parsley Energy, Inc. (a)	118,362	2,992,191
	Tellurian, Inc. (a)	253,234	2,210,733
			13,598,807
	Industrials 24.6%
	Republic of the Marshall Islands 0.0%‡
	Aegean Marine Petroleum Network, Inc.	19,364	44,537
	United States 24.6%
	Acuity Brands, Inc.	10,065	1,435,068
	AECOM (a)	68,296	2,425,191
	Covenant Transportation Group, Inc. (a)	108,378	2,798,320
	Daseke, Inc. (a)	320,440	3,223,626
	Emerson Electric Company	45,062	3,202,106
	Granite Construction, Inc.	15,677	910,834
	Hub Group, Inc. (a)	77,351	3,376,371
♦	Jacobs Engineering Group, Inc.	85,925	5,246,580
♦	Knight-Swift Transportation Holdings, Inc.	119,864	5,772,650
	Rockwell Automation, Inc.	12,016	2,172,493
	Trinity Industrials, Inc.	46,861	1,529,543
			32,137,319
	Materials 3.8%
	United States 3.8%
	AK Steel Holding Corporation (a)	92,912	479,426
	Martin Marietta Materials, Inc.	7,598	1,549,460
	United States Steel Corporation	30,112	1,310,173
	Vulcan Materials Company	13,582	1,599,009
			4,938,068
	Natural Gas Gatherers & Processors 1.9%
	United States 1.9%
	Targa Resources Corporation	54,081	2,414,717

	Oil & Gas Equipment & Services 14.4%
	Ireland 1.4%
	Weatherford International PLC (a)	680,453	1,789,591
	United Kingdom 1.0%
	TechnipFMC PLC	44,877	1,293,355
	United States 12.0%
	Basic Energy Services, Inc. (a)	74,007	1,197,433
♦	C&J Energy Services, Inc. (a)	159,273	3,822,552
♦	Keane Group, Inc. (a)	229,070	3,562,039
	Liberty Oilfield Services, Inc. (a)	33,894	630,090
	NCS Multistage Holdings, Inc. (a)	78,378	1,145,886
	ProPetro Holding Corporation (a)	80,793	1,303,191
	RPC, Inc.	147,570	2,898,275
	Select Energy Services, Inc. (a)	78,120	1,121,803
			18,764,215
	Oil & Gas Exploration & Production 2.7%
	United States 2.7%
♦	RSP Permian, Inc. (a)	91,223	3,494,753

	Oil & Gas Storage & Transportation 4.4%
	United States 4.4%
♦	Cheniere Energy, Inc. (a)	108,541	5,700,573

	Shipping 4.9%
	Bermuda 4.9%
♦	Golar LNG Ltd.	235,584	6,365,480

	Trading Companies & Distributors 6.8%
	United States 6.8%
♦	United Rentals, Inc. (a)	38,436	6,729,759
	Univar, Inc. (a)	75,066	2,162,652
			8,892,411
	Transportation 11.6%
	United States 11.6%
	American Airlines Group, Inc.	28,495	1,545,854
	CSX Corporation	30,986	1,664,568
	Genesee & Wyoming, Inc. (a)	16,087	1,118,529
	Southwest Airlines Company	33,325	1,927,518
	Spirit Airlines, Inc. (a)	33,904	1,350,735
♦	XPO Logistics, Inc. (a)	76,811	7,560,507
			15,167,711
	Total Common Stocks (Cost $113,147,204)		121,903,028

	MLP Investments and Related Companies 6.5%
	Crude Oil & Refined Products 1.1%
	United States 1.1%
	MPLX, L.P.	41,400	1,429,542

	Large Cap Diversified 2.9%
	United States 2.9%
♦	Energy Transfer Partners, L.P.	208,413	3,795,192

	Natural Gas Gatherers & Processors 1.5%
	United States 1.5%
	American Midstream Partners, L.P.	109,365	1,257,698
	EnLink Midstream Partners, L.P.	44,857	654,912
			1,912,610
	Shipping 1.0%
	Republic of the Marshall Islands 1.0%
	GasLog Partners, L.P.	58,499	1,374,726

	Total MLP Investments and Related Companies (Cost $7,570,458)		8,512,070

	Short-Term Investments - Investment Companies 0.1%
	United States 0.1%
	Fidelity Government Portfolio Fund - Institutional Class, 1.26% (b)	44,433	44,433
	First American Prime Obligations Fund - Class Z, 1.25% (b)	44,433	44,433
	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.30% (b)	44,433	44,433
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.26% (b)	44,433	44,433

	Total Short-Term Investments - Investment Companies (Cost $177,732)		177,732

	Total Investments (Cost $120,895,394)	100.1%	130,592,830
	Other Assets, Less Liabilities	(0.1)	(158,350)
	Net Assets	100.0%	$130,434,480

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 28, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	No distribution or dividend was made during the period ended February 28, 2018. As such, it is classified as a non-income producing security as of February 28, 2018.
(b)	Rate reported is the current yield as of February 28, 2018.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$121,903,028	$–	$–	$121,903,028
MLP Investments and Related Companies	8,512,070	–	–	8,512,070
Short-Term Investments - Investment Companies	177,732	–	–	177,732
Total Investments in Securities	$130,592,830	$–	$–	$130,592,830

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2018, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS February 28, 2018 (Unaudited)

SECURITIES VALUATION

This report is exclusively for MainStay Cushing Energy Income, MainStay Cushing MLP Premier and MainStay Cushing Renaissance Advantage Funds (collectively referred to as the “MainStay Cushing Funds”).

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business ("valuation date").

The Board of Trustees (the "Board”) of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the MainStay Cushing Funds’ assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each MainStay Cushing Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor, or the MainStay Cushing Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering relevant information that is reasonably available and deemed relevant by the valuation. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each MainStay Cushing Fund. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of February 28, 2018, the aggregate value by input level of each MainStay Cushing Fund’s assets and liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker/Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information
• Comparable bonds

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the MainStay Cushing Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the MainStay Cushing Funds' valuation procedures are designed to value a security at the price a MainStay Cushing Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that a MainStay Cushing Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended February 28, 2018, there were no material changes to the fair value methodologies.

Certain securities held by the MainStay Cushing Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the MainStay Cushing Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of February 28, 2018, securities that were fair valued in such a manner are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of February 28, 2018, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Lever 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such a method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. These securities are generally categorized as Level 2 in the hierarchy.

A MainStay Cushing Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a MainStay Cushing Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a MainStay Cushing Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a MainStay Cushing Fund. Under the supervision of the Board, the Manager or Subadvisor determine the liquidity of a MainStay Cushing Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each MainStay Cushing Fund’s investments, as shown in their respective Portfolio of Investments, was determined as of February 28, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of February 28, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	April 24, 2018

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	April 24, 2018